Transamerica Great Lakes Advisors Large Cap Value VP Performance Management - Transamerica Great Lakes Advisors Large Cap Value VP	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.Absent any applicable fee waivers and/or expense limitations, performance would be lower.As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.As a result of the acquisition of Rothschild & Co Asset Management US Inc. by Great Lakes Advisors, LLC on April 3, 2023, the portfolio’s name and named sub-adviser changed. The investment strategies and portfolio management team did not change. Prior to December 1, 2020, the portfolio was named Transamerica Levin Large Cap Value VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Performance One Year or Less [Text]	Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.
Performance Additional Market Index [Text]	One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Bar Chart [Heading]	Annual Total Returns (calendar years ended December 31) - Service Class
Bar Chart Closing [Text Block]	Quarter EndedReturnBest Quarter:6/30/202019.97%Worst Quarter:3/31/2020-32.70%
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2025)
Performance Availability Website Address [Text]	https://www.transamerica.com/annuities-performance-center
Performance Availability Phone [Text]	1-800-851-9777
Service
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(32.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020